Fair Values - Schedule of Financial Instruments Measured at Fair Value (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Assets	$ 685,519,011	$ 876,370,731
Liabilities	568,684,040	781,228,951
Other financial assets [member]
Disclosure of fair value measurement of assets [line items]
Assets	5,890,829	7,298,580
Other debt securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	3,103,324	8,171,631
Financial assets pledged as collateral [member]
Disclosure of fair value measurement of assets [line items]
Assets	9,814,894	11,318,650
Fair value level 1 [member]
Disclosure of fair value measurement of assets [line items]
Total	22,519,000	28,431,281
Fair value level 1 [member] | Government securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,507,757	4,541,662
Fair value level 1 [member] | Corporate Securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	664,317	474,965
Fair value level 1 [member] | Other financial assets [member]
Disclosure of fair value measurement of assets [line items]
Assets	4,987,105	6,560,076
Fair value level 1 [member] | Other debt securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	15,916,306	14,017,361
Fair value level 1 [member] | Financial assets pledged as collateral [member]
Disclosure of fair value measurement of assets [line items]
Assets	703,669	4,898,556
Fair value level 1 [member] | Investments Equity instruments [member]
Disclosure of fair value measurement of assets [line items]
Assets	162,003	41,219
Fair value level 1 [member] | Liabilities at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Liabilities	1,422,157	2,102,558
Fair value level 2 [member]
Disclosure of fair value measurement of assets [line items]
Total	58,695,935	109,064,743
Fair value level 2 [member] | Argentine central bank's bills and notes [member]
Disclosure of fair value measurement of assets [line items]
Assets	58,141,095	107,833,074
Fair value level 2 [member] | Government securities [member]
Disclosure of fair value measurement of assets [line items]
Assets		1,966,052
Fair value level 2 [member] | Corporate Securities [member]
Disclosure of fair value measurement of assets [line items]
Assets		55,795
Fair value level 2 [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,398,539	2,746,893
Fair value level 2 [member] | Other financial assets [member]
Disclosure of fair value measurement of assets [line items]
Assets	37,400	59,995
Fair value level 2 [member] | Financial assets pledged as collateral [member]
Disclosure of fair value measurement of assets [line items]
Assets		423,602
Fair value level 2 [member] | Liabilities at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Liabilities		1,196,630
Fair value level 2 [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Liabilities	881,099	2,824,038
Fair value level 3 [member]
Disclosure of fair value measurement of assets [line items]
Assets	11,732,299	2,147,871	$ 2,722,333
Total	11,732,299	2,147,871
Fair value level 3 [member] | Government securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	5,192,430	722,110	375,245
Fair value level 3 [member] | Corporate Securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	184,861	1,219,227	2,218,346
Fair value level 3 [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Assets	930,535
Fair value level 3 [member] | Financial assets pledged as collateral [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,032,023
Fair value level 3 [member] | Investments Equity instruments [member]
Disclosure of fair value measurement of assets [line items]
Assets	$ 4,392,450	$ 206,534	$ 128,742